Related Party Transactions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Short-term loan	$ 11,010		$ 12,648
Bluecap Mobile Private Limited [Member]
Related Party Transactions (Textual)
Short-term loan		$ 1,325
Interest rate		8.00%
Outstanding principal balance		$ 1,059
Accrued interests		$ 12